Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2017 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 11, 2018 USD ($)
Share repurchases
Value of shares repurchased | ¥					¥ 1,467	¥ 7,592,598	¥ 2,061,591
ADS shares | 2017 share repurchase program
Share repurchases
Authorized amount				$ 1,000.0				$ 2,000.0
Share repurchase program period, maximum				12 months
Additional authorized amount								$ 1,000.0
Shares repurchased (in shares) | shares			4,600,000
Value of shares repurchased			$ 1,178.5
ADS shares | 2018 share repurchase program
Share repurchases
Authorized amount			$ 1,000.0
Share repurchase program period, maximum			12 months
Shares repurchased (in shares) | shares		1,015
Value of shares repurchased		$ 0.2
ADS shares | 2019 share repurchase program | Youdao
Share repurchases
Authorized amount		$ 20.0
Share repurchase program period, maximum		12 months
Shares repurchased (in shares) | shares					50,000
ADS shares | 2020 share repurchase program | Subsequent event
Share repurchases
Authorized amount	$ 1,000.0
Share repurchase program period, maximum	12 months
Ordinary shares | 2017 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares			114,900,000
Ordinary shares | 2018 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares		25,375